SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Total	$ 68,386	$ 1,184,215
Airspan [Member]
Entity Listings [Line Items]
Cash in U.S. dollars in U.S. banks		15,997	$ 1,161
Cash in foreign banks and foreign currency		2,612	1,843
Petty cash		9	9
Total		$ 18,618	$ 3,013